SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Sit ESG Growth Fund

Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 95.3%

Asia - 7.5%

Japan - 6.4%
Astellas Pharma, Inc.	6,400	84,783
Keyence Corp.	200	66,112
Recruit Holdings Co., Ltd.	3,100	89,297
Sony Group Corp., ADR	1,925	123,296
Terumo Corp.	2,600	73,087

		436,575

Singapore - 1.1%
Singapore Technologies Engineering, Ltd.	31,200	77,515

Europe - 34.6%

France - 1.3%
Faurecia SE *	2,358	25,525
Safran SA, ADR	2,750	62,370

		87,895

Germany - 5.4%
adidas AG, ADR	650	37,317
Allianz SE, ADR	8,800	137,368
Deutsche Post AG	1,550	46,716
Infineon Technologies AG	1,225	26,808
Muenchener Rueckversicherungs AG	125	30,090
Siemens AG, ADR	1,775	86,886

		365,185

Ireland - 6.0%
Accenture, PLC	575	147,947
CRH, PLC, ADR	1,200	38,676
Medtronic, PLC	1,225	98,919
Trane Technologies, PLC	875	126,709

		412,251

Spain - 2.2%
Iberdrola SA, ADR	4,050	150,701

Sweden - 0.9%
Telefonaktiebolaget LM Ericsson, ADR	11,175	64,144

Switzerland - 6.3%
Chubb, Ltd.	250	45,470
Logitech International SA	1,550	71,300
Lonza Group AG	185	90,075
Nestle SA, ADR	1,200	129,132
Novartis AG, ADR	1,200	91,212

		427,189

United Kingdom - 12.5%
AstraZeneca, PLC, ADR	2,950	161,778
BAE Systems, PLC, ADR	3,500	122,728
Coca-Cola Europacific Partners, PLC	2,100	89,502
Diageo, PLC, ADR	785	133,301
Entain, PLC	4,300	51,413
HomeServe, PLC	6,525	85,972
Man Group, PLC	13,000	32,189
RELX, PLC, ADR	4,700	114,257
Smith & Nephew, PLC	5,550	64,062

		855,202

Name of Issuer	Quantity	Fair Value ($)

North America - 53.2%

United States - 53.2%
Adobe, Inc. *	450	123,840
AES Corp.	3,025	68,365
Alphabet, Inc. - Class A *	2,500	239,125
Apple, Inc.	3,600	497,520
Baxter International, Inc.	1,650	88,869
Broadcom, Inc.	75	33,301
CVS Health Corp.	1,550	147,823
Dexcom, Inc. *	1,080	86,983
Ecolab, Inc.	325	46,937
FedEx Corp.	375	55,676
Goldman Sachs Group, Inc.	600	175,830
Home Depot, Inc.	745	205,575
Johnson & Johnson	1,175	191,948
JPMorgan Chase & Co.	1,075	112,337
Lockheed Martin Corp.	185	71,464
Microsoft Corp.	2,000	465,800
NIKE, Inc.	850	70,652
NVIDIA Corp.	1,000	121,390
PepsiCo, Inc.	875	142,852
salesforce.com, Inc. *	850	122,264
Starbucks Corp.	1,000	84,260
T Rowe Price Group, Inc.	475	49,880
TJX Cos., Inc.	1,380	85,726
UnitedHealth Group, Inc.	500	252,520
Visa, Inc.	475	84,384

		3,625,321

Total Common Stocks (cost: $5,267,823)		6,501,978

Short-Term Securities - 4.5%
Fidelity Inst. Money Mkt. Gvt. Fund, 2.74% (cost $307,358)	307,358	307,358

Total Investments in Securities - 99.8% (cost $5,575,181)		6,809,336

Other Assets and Liabilities, net - 0.2%		13,332

Net Assets - 100.0%		$6,822,668

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

SEPTEMBER 30, 2022	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Sit ESG Growth Fund (Continued)

Portfolio Structure - By Sector	(% of Total Net Assets)
Technology Services	17.4%
Health Technology	15.1
Electronic Technology	12.9
Consumer Non-Durables	8.8
Finance	8.6
Producer Manufacturing	8.4
Retail Trade	6.4
Consumer Services	4.9
Health Services	3.7
Utilities	3.2
Consumer Durables	1.8
Transportation	1.5
Commercial Services	1.3
Process Industries	0.7
Non-Energy Minerals	0.6
Short-Term Securities	4.5

99.8
Other Assets and Liabilities, net	0.2

100.0%

A summary of the levels for the Fund’s investments as of September 30, 2022 is as follows:

	Investment in Securities
	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Common Stocks
France	62,370	25,525	—	87,895
Germany	261,571	103,614	—	365,185
Ireland	412,251	—	—	412,251
Japan	123,296	313,279	—	436,575
Singapore	—	77,515	—	77,515
Spain	150,701	—	—	150,701
Sweden	64,144	—	—	64,144
Switzerland	337,114	90,075	—	427,189
United Kingdom	621,566	233,636	—	855,202
United States	3,625,321	—	—	3,625,321
Short-Term Securities	307,358	—	—	307,358

Total:	5,965,692	843,644	—	6,809,336

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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